Going Cocern (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Going Concern (Textual)
Accumulated deficit	$ (3,197,042)	$ (2,067,646)
Working capital deficit	7,731,054
Cash outflow from operating activities	$ (139,648)	$ (3,193,249)	$ 667,324